Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

(19) Fair Value Measurements

Available-for-sale securities, measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value	Fair Value Measurements Using
		Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

At December 31, 2011:
U.S. government agency securities	$1,059	—	1,059	—
Mortgage-backed securities	47,164	—	47,164	—
Corporate bonds	1,993	—	1,993	—

	$50,216	—	50,216	—

At December 31, 2010-
Mortgage-backed securities	$49,304	—	49,304	—

There were no transfers of securities between levels of inputs during the twelve months ended December 31, 2011 and 2010.

Impaired collateral-dependent loans are carried at fair value when the current collateral value is lower than the carrying value of the loan. Impaired collateral-dependent loans are evaluated individually according to an appraised value obtained at least annually. Those impaired collateral-dependent loans which are measured at fair value or a nonrecurring basis are as follows (in thousands):

	Fair Value(1)	Level 1	Level 2	Level 3	Total Losses	Losses Recorded During the Year
At December 31, 2011:
Real estate
Office/retail/other	$2,906	—	—	2,906	1,473	1,213
Multi-family	—	—	—	—	—	—
Land	3,466	—	—	5,158	2,801	1,422
Commercial real estate	—	—	—	—	—	—
Residential nonowner	91	—	—	184	20	(6)
Residential owner	121	—	—	121	40	20
Construction	1,554	—	—	1,554	600	600
Home equity and line of credit	—	—	—	—	—	—
Commercial	65	—	—	65	5	5
Consumer	96	—	—	96	179	84

Total	$8,299	—	—	8,299	5,098	3,338

At December 31, 2010:
Real estate:
Office/retail/other	2,858	—	—	2,858	822	667
Multi-family	—	—	—	—	—	—
Land	4,691	—	—	4,691	1,763	1,763
Commercial real estate	42	—	—	42	235	166
Residential nonowner	74	—	—	74	26	26
Residential owner	218	—	—	218	120	120
Construction	—	—	—	—	—	—
Home equity and line of credit	911	—	—	911	477	477
Commercial	164	—	—	164	76	76
Consumer	130	—	—	130	198	198

Total	$9,088	—	—	9,088	3,717	3,493

(1)

In addition, loans with a carrying value of $2,269,000 and $5,894,000 at December 31, 2011 and 2010, respectively, were measured for impairment using Level 3 inputs and had a fair value in excess of carrying value.

Other real estate owned is recorded at fair value less estimated costs to sell. Other real estate owned which is measured at fair value on a nonrecurring basis is as follows (in thousands):

	At Year End					Losses Recorded
	Fair Value	Level 1	Level 2	Level 3	Total Losses	During the Year

At December 31, 2011	$4,523	—	—	4,523	2,128	1,522

At December 31, 2010	$6,359	—	—	6,359	1,134	1,107